Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net deferred tax asset
At the beginning of the period	$ (1,402)	$ (91)	$ (491)
Income tax (charge)/credit recorded in the income statement	(125)	(1,325)	335
Income tax (charge)/credit recorded directly in equity	(42)	42	34
Divestment and demerger of subsidiaries and operations	(1,439)
Other movements	1	(28)	31
At the end of the period	$ (3,007)	$ (1,402)	$ (91)